Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled	20,000,000		129,000,000
Value of shares repurchased	$ 3,682	$ 3,181	$ 3,500
Treasury stock (in shares)	95,000,000	137,000,000	95,000,000
Cancellation of treasury shares (in shares)	115,000,000
Value of shares cancelled under the buyback program	$ 3,157
Increase (decrease) in treasury shares	$ 628
Open market stock repurchases
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled	33,000,000	13,000,000
Value of shares repurchased	$ 1,032	$ 346
Share buyback program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled		109,000,000
Value of shares repurchased		$ 2,835
Follow-up share buyback program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled	59,000,000
Value of shares repurchased	$ 2,022
Authorized amount of share buyback program	$ 4,300		$ 4,300